ALLIANCE GROWTH FUND

SEMI-ANNUAL REPORT
APRIL 30, 1998

ALLIANCE CAPITAL





LETTER TO SHAREHOLDERS                                     ALLIANCE GROWTH FUND
_______________________________________________________________________________

June 26, 1998

Dear Shareholder:

We are pleased to report the performance of the Alliance Growth Fund for the semi-annual reporting period ended April 30, 1998. The following table also provides performance data for the S&P 500 Stock Index (S&P 500), a measure of the broad U.S. stock market, and for the Russell 1000 Index, which tracks U.S. large-cap stocks, for the six and 12-month periods ended April 30, 1998.

INVESTMENT RESULTS*
Periods Ended April 30, 1998
                                        TOTAL RETURNS
                                    6 MONTHS    12 MONTHS
                                    --------    ---------
ALLIANCE GROWTH FUND
   Class A                           17.96%       44.90%
   Class B                           17.56%       43.87%
   Class C                           17.55%       43.89%

S&P 500 STOCK INDEX                  22.50%       41.06%

RUSSELL 1000 GROWTH STOCK INDEX      21.93%       42.15%


* THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS AND ARE BASED ON THE NET ASSET VALUE AS OF APRIL 30, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

    THE S&P 500 STOCK INDEX IS AN UNMANAGED INDEX OF 500 U.S. COMPANIES. THE RUSSELL 1000 GROWTH STOCK INDEX CONSISTS OF 1000 OF THE LARGEST STOCKS REPRESENTING APPROXIMATELY 87% OF THE U.S. EQUITY MARKET.

INVESTMENT ENVIRONMENT
The Alliance Growth Fund's 1997 fiscal year ended October 31, 1997, just days after the sharp sell-off, and equally rapid rebound of the S&P 500, which resulted from the collapse of a number of Asian currencies and securities markets. After slightly outpacing the overall market as represented by the S&P 500 and the Dow Jones Industrial Average (DJIA) during the decline, your Fund lagged well behind in the initial stage of recovery during the month of November, as the rally was mostly concentrated in very large capitalization stocks. Since the initial month of recovery, however, your Fund has generally performed well relative to both the S&P 500 and the DJIA, as the market rally broadened out, affording an environment which is more favorable to our style of investing. The Fund emphasizes investment in large and mid-cap stocks, but underweights the very largest companies which are most heavily represented in the popular indexes. For the six months ended April 30, 1998, your Fund trailed several percentage points behind the S&P 500 as the result of its underweighting in the very largest capitalization stocks. However, for the 12-month period ended April 30, 1998, your Fund outperformed the S&P 500 by a similar amount, also due to your Fund's underweight position the very largest companies.

The chaos in the Asian markets and economies has not had any lasting negative effect on the U. S. market, thus far. Paradoxically, it may have even had a favorable impact in that it removed, for at least a few months, any likelihood that the Federal Reserve would raise interest rates. Economic overheating and resultant higher interest rates were factors that investors had feared most, but with the sudden weakness in Asia, a weaker economy seemed more likely. As the first quarter of 1998 unfolded, it offered an unusually favorable climate for equities. Corporate earnings continued to grow, unemployment moved to the lowest level in years and, at the same time, inflation and interest rates moved lower. The news can't get much better than this for equities. What can we do for an encore?

CURRENT OUTLOOK
It is possible that the months ahead will continue to provide a balmy climate for equities. The U.S. is, relative to Asia and Europe, still primarily a domestic economy. Therefore, the impact of bank failures or corporate insolvencies in Asia should fall much more heavily on the Japanese and European institutions, rather than on American institutions.

One risk, however, to this favorable climate for equities may be that this is as good as it can get. Perhaps we have seen the maximum benefit of lower commodity prices and Federal Reserve forbearance. Perhaps the economy will finally slow and corporate profits will weaken. If


1


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

not, perhaps the Federal Reserve will decide that it is time to cool things down. At the risk of appearing to repeat the same cautions with a foolish degree of consistency, we once again note that stock market returns have been far above long term norms for an unusually long period of time. We would not be surprised to see the market become less of a one-way street in the months ahead. That said, we do not believe that there is great short-term risk in the market. Any market weakness may once again provide a buying opportunity. Our greater concern is that a continuation of favorable conditions may lead to speculative over-optimism with an inevitably painful result. A more moderate result is, of course, possible, and perhaps even likely. Although we expect more modest returns than those achieved in recent years, we view the longer term outlook for both the U. S. economy and the U.S. stock market to be quite favorable.

AREAS OF OPPORTUNITY
We are not inclined to change the areas of emphasis in your Fund that have predominated for several years now. Financial services and technology still look most promising and, we continue to underweight the commodity cyclical areas of the economy. The pace of consolidation in financial services has quickened, led by huge combinations such as Travelers Group, Inc. and Citicorp. We expect this trend to continue.

In the technology sector, we have continued to move away from personal computer oriented chip and box companies, and toward those more oriented toward networking and telecommunications. There are clearly revolutionary changes going on in the communications sector as digital technologies replace traditional analog ones. Digital communications traffic is growing at an accelerating rate. Changing technology and regulation are creating new winners and losers. This is arguably the world's largest industry and also its fastest growing. We think that companies such as WorldCom, Inc., a major telecommunications company, and Cisco Systems, Inc., a leading provider of software and hardware for the building of computer networks, will continue to lead the way for some time to come.

Thank you for your continued interest in the Alliance Growth Fund. We look forward to reporting to you on market activity and your Fund's investment results in the coming periods.


Sincerely,


John D. Carifa
Chairman and President


Tyler J. Smith
Portfolio Manager


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                          ALLIANCE GROWTH FUND
_______________________________________________________________________________

Alliance Growth Fund seeks long-term growth of capital. The Fund invests principally in a diversified portfolio of equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the United States economy over time.

INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 1998

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      44.90%         38.73%
Five Years                    22.09%         21.03%
Since Inception*              24.26%         23.56%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      43.87%         39.87%
Five Years                    21.23%         21.23%
Ten Years**                   20.02%         20.02%

CLASS C SHARES

                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      43.89%         42.89%
Since Inception*              20.30%         20.30%


SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 1998)

                 CLASS A        CLASS B      CLASS C
                 -------        -------      -------
1 Year           44.52%         45.88%       48.86%
5 Years          21.07%         21.30%        n/a
10 Years          n/a           20.32%        n/a


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

SEC average annual total returns for the periods shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges and applicable contingent deferred sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*    Inception: 9/4/90 Class A; 8/23/87 Class B; 8/2/93 Class C.

**   Assumes conversion of Class B shares into Class A shares after eight years.

n/a: not applicable.


3


TEN LARGEST HOLDINGS*
APRIL 30, 1998 (UNAUDITED)                                 ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                                                     PERCENT OF
COMPANY                                               VALUE          NET ASSETS
-------------------------------------------------------------------------------
WorldCom, Inc. (common & preferred)           $   355,334,177            5.7%
Cisco Systems, Inc.                               315,427,460            5.1
Travelers Group, Inc.                             241,641,245            3.9
American International Group, Inc.                226,251,320            3.6
Texas Instruments, Inc.                           211,262,938            3.4
Cendant Corp.                                     164,414,500            2.7
MBNA Corp.                                        155,986,497            2.5
TCI Ventures Group Series A                       146,024,117            2.4
Philip Morris Cos., Inc.                          145,174,102            2.3
Chase Manhattan Corp.                             138,417,286            2.2
                                              $ 2,099,933,642           33.8%

MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)
_______________________________________________________________________________
                                                             SHARES
                                                    --------------------------
                                                                    HOLDINGS
PURCHASES                                             BOUGHT         4/30/98
------------------------------------------------------------------------------
American International Group, Inc.                     303,200      1,719,725
Bristol-Myers Squibb Co.                             1,181,000      1,181,000
Mannesmann AG                                          127,500        127,500
NationsBank Corp.                                    1,105,000      1,652,000
Networks Associates, Inc.                              750,000        750,000
Nokia Corp. (ADR)                                      884,800        884,800
Philip Morris Cos., Inc.                             1,099,400      3,923,400
TCI Ventures Group Series A                          6,498,435      8,951,670
Telecomunicacoes Brasilieras, SA (ADR)                 439,400        439,400
Texas Instruments, Inc.                              3,735,000      3,735,000

                                                                    HOLDINGS
SALES                                                   SOLD         4/30/98
------------------------------------------------------------------------------
ADC Telecommunications, Inc.                           665,000        885,000
American Express Co.                                 1,270,200        600,000
AutoZone, Inc.                                       1,474,900        472,300
Cendant Corp.                                        3,300,000      6,614,800
Chrysler Corp.                                         825,000        111,000
Intel Corp                                           1,170,000        100,000
MBNA Corp.                                           1,030,000      4,613,225
Medtronic, Inc.                                        742,000        587,800
Pfizer, Inc.                                           550,000             -0-
Teleport Communications Group, Inc. Cl.A               765,000        933,400

*    Adjusted for market value of call options written


4


PORTFOLIO OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)                                 ALLIANCE GROWTH FUND
_______________________________________________________________________________
COMPANY                                        SHARES            VALUE
---------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-98.9%
TECHNOLOGY-31.2%
BUSINESS SERVICES-0.7%
Reuters Group Plc (ADR)                       657,080     $    42,586,997

COMMUNICATION EQUIPMENT-0.1%
Ericsson (L.M.) Telephone Co. (ADR) Cl.B      100,000           5,143,750

COMPUTER HARDWARE-0.7%
Compaq Computer Corp. (a)(b)                  450,000          12,628,125
International Business Machines Corp.         250,000          28,968,750
                                                            -------------
                                                               41,596,875

COMPUTER SOFTWARE & SERVICES-5.1%
Ceridian Corp. (a)                          2,209,800         124,991,813
First Data Corp.                              410,000          13,888,750
Oracle Corp. (a)                              200,000           5,175,000
Sterling Commerce, Inc. (a)(b)              2,029,044          86,361,185
Sterling Software, Inc. (a)                 3,332,000          88,089,750
                                                            -------------
                                                              318,506,498

ELECTRONICS-5.8%
3Com Corp. (a)(b)                           2,453,700          84,039,225
Applied Magnetics Corp. (a)                       100               1,031
EMC Corp. (a)                                 443,000          20,433,375
SCI Systems, Inc. (a)(b)                      400,000          16,475,000
Texas Instruments, Inc. (a)(b)              3,735,000         239,273,438
                                                            -------------
                                                              360,222,069

NETWORKING PRODUCTS-0.8%
Networks Associates, Inc. (a)(b)              750,000          51,375,000

NETWORKING SOFTWARE-5.3%
Cisco Systems, Inc. (a)(b)                  4,474,000         327,720,500

OFFICE EQUIPMENT & SERVICES-0.2%
Xerox Corp.                                   112,400          12,757,400

SEMI-CONDUCTOR COMPONENTS-0.4%
Intel Corp. (a)(b)                            100,000           8,081,250
National Semiconductor Corp. (a)(b)           750,000          16,500,000
                                                            -------------
                                                               24,581,250

TELECOMMUNICATIONS-11.6%
ADC Telecommunications, Inc.(a)               885,000          26,494,688
Colt Telecom Group Plc (ADR)(a)(c)            587,700          50,615,662
DSC Communications Corp. (a)(b)             3,252,400          58,543,200
Loral Space & Communications (a)(b)           520,000          16,282,500
Millicom International
  Cellular, SA (a)(d)                         512,800          20,063,300
Nextel Communications, Inc. Cl.A (a)(b)       625,600          17,946,900
Nokia Corp. (ADR) (a)(b)                      884,800          59,171,000
Teleport Communications Group,
  Inc. Cl.A (a)                               933,400          50,286,925
Tellabs, Inc. (a)(b)                          765,000          54,219,375
United States Cellular Corp. (a)              363,500          11,904,625
WorldCom, Inc.,
  Common (a)(b)                             7,137,591         305,355,065
  8% cv. pfd.                                 343,000          50,828,312
                                                            -------------
                                                              721,711,552

MISCELLANEOUS-0.5%
Solectron Corp. (a)(b)                        700,000          31,018,750
                                                            -------------
                                                            1,937,220,641

FINANCIAL SERVICES-26.3%
BANKING & CREDIT-9.9%
American Express Co.                          600,000          61,200,000
Automatic Common Exchange
  Security Trust II                           337,900           8,785,400
Chase Manhattan Corp.                         998,952         138,417,286
First Union Corp.                           1,273,000          76,857,375


5


PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________
COMPANY                                        SHARES            VALUE
---------------------------------------------------------------------------
MBNA Corp. (a)(b)                           4,613,225     $   156,272,997
Morgan Stanley, Dean Witter,
  Discover and Co.                            603,400          47,593,175
NationsBank Corp.                           1,652,000         125,139,000
                                                            -------------
                                                              614,265,233

BANKING - MONEY CENTER-0.5%
Citicorp                                      200,000          30,100,000

BANKING - REGIONAL-0.5%
Fleet Financial Group, Inc.                   107,200           9,259,400
Newcourt Credit Group, Inc.                   486,300          23,889,488
                                                            -------------
                                                               33,148,888

INSURANCE-10.3%
20th Century Industries, Inc.               1,063,300          30,304,050
Acceptance Insurance Co. (a)                  601,800          13,728,563
American International Group, Inc.          1,719,725         226,251,320
PennCorp Financial Group, Inc.                514,900          13,387,400
PMI Group, Inc.                               520,600          42,298,750
Progressive Corp.                             358,200          48,513,712
The Hartford Financial Services Group,
  Inc.                                        201,600          22,327,200
Travelers Group, Inc. (b)                   3,969,099         242,859,245
                                                            -------------
                                                              639,670,240

MORTGAGE BANKING-0.1%
Federal National Mortgage Assn.               106,200           6,358,725

REAL ESTATE-4.8%
American General Hospitality Corp.            254,600           6,380,913
Arden Realty Group, Inc.                    1,294,700          36,332,519
Boston Properties, Inc.                       327,200          10,818,050
CBL & Associates Properties, Inc.              44,000           1,080,750
Entertainment Properties Trust                550,100          10,830,094
Highwoods Properties, Inc.                    224,200           7,622,800
JP Realty, Inc.                               755,300          18,268,819
Koger Equity, Inc.                          1,762,571          37,785,116
Macerich Co.                                1,051,400          29,504,912
Prentiss Properties Trust                     662,500          16,810,937
Simon DeBartolo Group, Inc.                   216,500           7,130,969
Spieker Properties, Inc.                      777,200          30,796,550
Starwood Hotels & Resorts                     680,879          34,171,615
Storage USA, Inc.                             383,700          14,532,637
Summit Properties, Inc.                       716,700          14,647,556
Sun Communities, Inc.                         520,000          18,200,000
                                                            -------------
                                                              294,914,237

MISCELLANEOUS-0.2%
Household International, Inc.                 102,500          13,472,344
                                                            -------------
                                                            1,631,929,667

CONSUMER NONCYCLICALS-10.3%
DIVERSIFIED-1.2%
Republic Industries, Inc. (a)(b)            2,722,000          75,705,625

DRUGS-4.2%
Abbott Laboratories                           238,300          17,425,688
Astra AB, Series A (e)                        545,000          11,192,844
Boston Scientific Corp. (a)(b)                783,400          56,649,612
Gensia, Inc. pfd. (a)(f)(g)                    68,500           1,729,625
Merck & Co., Inc.                           1,126,200         135,707,100
Schering-Plough Corp.                         436,000          34,934,500
                                                            -------------
                                                              257,639,369

HOSPITAL SUPPLIES & SERVICES-0.7%
Medtronic, Inc. (b)                           587,800          30,932,975
Quest Medical, Inc. (a)                       265,225           2,552,791
United Healthcare Corp.                       125,000           8,781,250
                                                            -------------
                                                               42,267,016

TOBACCO-4.2%
Loews Corp.                                 1,150,000         115,071,875
Philip Morris Cos., Inc. (b)                3,923,400         146,391,862
                                                            -------------
                                                              261,463,737
                                                            -------------
                                                              637,075,747


6


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                        SHARES            VALUE
---------------------------------------------------------------------------
BUSINESS SERVICES-8.0%
PRINTING, PUBLISHING & BROADCASTING-7.3%
CBS Corp. (a)(b)                              550,000     $    19,593,750
Comcast Corp. Cl.A                            516,500          18,497,156
Cox Communications, Inc. Cl.A (a)             231,300          10,321,763
News Corp., Ltd. (ADR)                        400,000          10,925,000
TCI Group Series A (a)                      1,477,865          47,661,146
TCI Ventures Group Series A (a)             8,951,670         146,024,117
Tele-Communications, Inc. -
  Liberty Media Group Cl.A (a)(b)           2,414,693          80,137,624
Viacom, Inc. Cl.B (a)                       2,106,000         122,148,000
                                                            -------------
                                                              455,308,556

RAILROADS-0.7%
Canadian Pacific, Ltd. (f)                  1,220,000          35,913,750
Union Pacific Corp.                            72,866           3,989,413
                                                            -------------
                                                               39,903,163
                                                            -------------
                                                              495,211,719

ENERGY-6.3%
DOMESTIC PRODUCERS-0.0%
Apache Corp.                                   34,000           1,202,750

OIL & GAS SERVICES-6.3%
Baker Hughes, Inc. (b)                        376,000          15,228,000
BJ Services Co. (a)(b)                      1,105,800          41,467,500
Dresser Industries, Inc. (a)(b)             1,117,400          59,082,525
Gulf Canada Resources, Ltd. (a)(f)         16,045,900          85,243,844
Halliburton Co. (b)                         1,560,800          85,844,000
Nabors Industries, Inc. (a)                   464,700          11,704,631
Rowan Cos., Inc. (a)                           83,000           2,443,313
Santa Fe International Corp.                  269,600          10,564,950
Schlumberger, Ltd.                            300,000          24,862,500
Transocean Offshore, Inc.                     700,000          39,112,500
Union Pacific Resources Group, Inc.           623,477          14,885,513
                                                            -------------
                                                              390,439,276
                                                            -------------
                                                              391,642,026

CONSUMER CYCLICALS-4.8%
AIRLINES-1.6%
AMR Corp. (a)                                 100,000          15,237,500
Delta Air Lines, Inc.                         437,200          50,824,500
Northwest Airlines Corp. Cl.A (a)             208,300          10,935,750
UAL Corp. (a)                                 177,400          15,467,063
USAIR Group, Inc. (a)                         100,000           7,112,500
                                                            -------------
                                                               99,577,313

AUTO & RELATED-0.3%
AutoZone, Inc. (a)(b)                         472,300          14,257,556
Chrysler Corp.                                111,000           4,460,813
                                                            -------------
                                                               18,718,369

RETAILING - GENERAL-2.9%
Home Depot, Inc.                            1,257,500          87,553,437
The Limited, Inc. (b)                       1,735,900          58,261,144
Wal-Mart Stores, Inc.                         670,000          33,876,875
                                                            -------------
                                                              179,691,456
                                                            -------------
                                                              297,987,138

UTILITY-3.0%
TELEPHONE-3.0%
AT&T Corp.                                    300,000          18,018,750
MCI Communications Corp.                    2,029,700         102,119,281
Telecomunicacoes Brasilieras,
  SA (ADR) (a)(b)                             439,400          53,524,413
Telephone and Data Systems, Inc.              312,600          14,848,500
                                                            -------------
                                                              188,510,944

CONSUMER SERVICES-3.0%
BUSINESS SERVICES-2.7%
Cendant Corp. (a)(b)                        6,614,800         165,370,000

ENTERTAINMENT & LEISURE-0.3%
Carnival Corp. Cl.A                            18,900           1,314,731
Royal Caribbean Cruises, Ltd.                 276,400          18,898,850
                                                            -------------
                                                               20,213,581
                                                            -------------
                                                              185,583,581


7


PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
---------------------------------------------------------------------------
CAPITAL GOODS-2.9%
ENVIRONMENTAL CONTROL-0.1%
WMX Technologies, Inc.                        207,000     $     6,934,500

MACHINERY-2.6%
Mannesmann AG                                 127,500         101,172,996
Mannesmann AG (ADR) (h)                        77,000          61,102,341
                                                            -------------
                                                              162,275,337

MISCELLANEOUS-0.2%
Allied-Signal, Inc.                           200,000           8,762,500
                                                            -------------
                                                              177,972,337

HEALTH CARE-2.0%
DRUGS-2.0%
Bristol-Myers Squibb Co.                    1,181,000         125,038,375

MULTI INDUSTRY COMPANIES-1.0%
Tyco International, Ltd.                    1,154,112          62,899,104

BASIC INDUSTRY-0.1%
CHEMICALS-0.1%
Monsanto Co.                                  132,500           7,005,938

Total Common & Preferred Stocks
  (cost $4,336,657,775)                                     6,138,077,217

LONG-TERM DEBT SECURITIES-0.5%
ELECTRONICS-0.4%
Altera Corp. conv.
  5.75%, 6/15/02 (g)                          $15,540          24,825,150

HEALTHCARE-0.1%
Centocor, Inc.
  4.75%, 2/15/05 (g)                            7,960           7,999,800

Total Long-Term Debt Securities
  (cost $27,419,670)                                           32,824,950


                                             CONTRACTS (I)
                                             OR PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
---------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES-2.2%
Federal Agricultural Mortgage Corp.
  5.45%, 5/20/98                              $13,087     $    13,049,564

Federal Farm Credit Bank
  5.39%, 6/02/98                               15,000          14,996,661

Federal Home Loan Mortgage Corp.
  5.39%, 5/14/98                               10,000           9,980,464
  5.45%, 5/01/98                               10,500          10,500,000
Federal National Mortgage Assn.
  5.45%, 5/18/98                               20,000          19,948,811
  5.57%, 5/06/98                               33,400          33,374,811
  5.61%, 6/17/98                               36,000          35,745,730

Total Short-Term Debt Securities
  (cost $137,596,041)                                         137,596,041

TOTAL INVESTMENTS-101.6%
  (cost $4,501,673,486)                                     6,308,498,208

OUTSTANDING CALL OPTIONS WRITTEN-(1.5%)
3Com Corp.
  expiring April 1998
  @ $35.75                                     (1,000)             (6,000)
  expiring May 1998
  @ $34.94                                     (1,500)           (169,500)
  @ $36.31                                     (1,500)           (150,000)
  expiring June 1998
  @ $32.00                                     (1,000)           (379,000)
  @ $32.31                                     (2,000)           (692,000)
  @ $33.06                                     (1,000)           (277,000)
  @ $33.50                                     (1,500)           (447,000)
  @ $34.19                                     (1,000)           (203,140)
  @ $35.25                                     (1,500)           (180,855)
  @ $35.36                                       (750)           (135,750)
  @ $35.72                                       (750)           (125,250)
  @ $35.75                                     (1,000)           (182,580)
  expiring July 1998
  @ $32.75                                     (1,000)           (340,000)
  @ $33.33                                     (1,500)           (446,115)


8


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                     CONTRACTS (I)        VALUE
---------------------------------------------------------------------------
AutoZone, Inc.
  expiring May 1998
  @ $34.63                                     (1,000)    $       (15,000)
  expiring June 1998
  @ $30.63                                     (1,000)           (126,000)
  @ $31.25                                     (1,500)           (142,500)
Baker Hughes, Inc.
  expiring May 1998
  @ $40.75                                     (1,000)           (180,000)
  @ $42.75                                     (1,500)           (154,500)
  expiring June 1998
  @ $40.75                                     (1,000)           (287,000)
  BJ Services Co.
  expiring May 1998
  @ $35.25                                     (1,400)           (331,800)
  expiring June 1998
  @ $36.88                                       (750)           (219,750)
Boston Scientific Corp.
  expiring May 1998
  @ $68.00                                     (1,000)           (515,000)
  @ $69.38                                     (1,000)           (465,000)
  expiring June 1998
  @ $67.84                                     (1,140)           (726,180)
  @ $67.88                                       (360)           (228,240)
  CBS Corp.
  expiring June 1998
  @ $35.38                                     (2,000)           (418,000)
Cendant Corp.
  expiring May 1998
  @ $23.38                                     (1,500)           (358,500)
  @ $37.63                                     (1,500)                 -0-
  @ $39.56                                     (1,500)            (10,500)
  @ $41.13                                     (1,000)                 -0-
  @ $41.13                                     (1,500)             (9,000)
  expiring June 1998
  @ $23.38                                     (1,500)           (493,500)
  @ $36.63                                     (1,500)            (72,000)
  @ $36.63                                     (1,000)            (12,000)

Cisco Systems, Inc.
  expiring May 1998
  @ $62.75                                     (1,000)         (1,071,410)
  @ $63.63                                     (1,000)         (1,005,000)
  @ $63.75                                     (2,500)         (2,425,000)
  @ $64.25                                     (1,000)           (965,900)
  @ $67.31                                     (1,500)         (1,083,000)
  expiring June 1998
  @ $66.63                                     (2,000)         (1,649,980)
  @ $67.75                                     (1,000)           (774,000)
  @ $68.00                                     (1,000)           (680,250)
  @ $69.44                                     (1,500)           (892,500)
  @ $70.06                                     (2,000)         (1,256,000)
  @ $71.25                                     (1,000)           (490,000)
Compaq Computer Corp.
  expiring May 1998
  @ $25.81                                     (2,500)           (653,750)
Dresser Industries, Inc.
  expiring May 1998
  @ $44.00                                     (2,000)         (1,826,000)
  expiring June 1998
  @ $50.63                                     (1,000)           (454,000)
DSC Communications Corp.
  expiring May 1998
  @ $17.06                                     (2,000)           (304,000)
  @ $17.25                                     (1,500)           (205,200)
  @ $18.13                                     (2,000)            (67,380)
  expiring June 1998
  @ $17.44                                     (2,000)           (282,000)
  @ $17.56                                     (2,000)           (296,000)
  @ $17.69                                     (2,000)           (350,000)
  @ $18.38                                     (1,000)           (103,000)
Halliburton Co.
  expiring May 1998
  @ $49.38                                     (1,500)           (879,000)
  expiring June 1998
  @ $50.63                                     (1,500)           (801,000)
  @ $52.21                                     (1,000)           (427,000)
Intel Corp.
  expiring May 1998
  @ $77.88                                     (1,000)           (471,000)


9


PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                     CONTRACTS (I)        VALUE
---------------------------------------------------------------------------
Loral Space & Communications
  expiring May 1998
  @ $28.50                                     (1,000)    $       (301,240)
  expiring June 1998
  @ $31.88                                     (1,000)            (178,000)
MBNA Corp.
  expiring May 1998
  @ $33.88                                     (1,500)            (121,500)
   @ $35.75                                    (1,000)             (45,000)
  expiring June 1998
  @ $37.63                                     (2,000)            (120,000)
Medtronic, Inc.
  expiring May 1998
  @ $52.13                                     (2,000)            (308,000)
National Semiconductor Corp.
  expiring May 1998
  @ $19.88                                     (2,000)            (528,000)
Networks Associates, Inc.
  expiring May 1998
  @ $65.00                                     (1,000)            (549,000)
  expiring June 1998
  @ $63.50                                     (2,000)          (1,554,000)
  @ $64.50                                     (1,500)            (949,500)
  @ $70.38                                     (1,500)            (624,000)
  @ $70.63                                     (1,500)            (576,000)
Nextel Communications, Inc.
  expiring May 1998
  @ $28.44                                       (300)             (23,100)
  @ $28.75                                       (700)             (40,600)
Nokia Corp.
  expiring May 1998
  @ $99.13                                     (3,000)          (5,221,410)
  @ $107.50                                    (3,000)          (3,990,000)
  expiring June 1998
  @ $64.00                                     (1,000)            (632,000)
Philip Morris Cos., Inc.
  expiring May 1998
  @ $42.13                                     (1,000)              (9,000)
  @ $43.13                                     (1,000)              (4,450)
  @ $43.25                                     (1,000)              (9,610)
  @ $43.75                                     (1,500)              (7,500)
  expiring June 1998
  @ $37.38                                     (1,000)            (188,000)
  @ $39.50                                     (1,500)            (142,500)
  @ $39.88                                     (2,000)            (174,000)
  @ $39.94                                     (2,500)            (204,200)
  @ $39.94                                     (2,000)            (134,000)
  @ $40.06                                     (1,500)            (133,500)
  @ $44.13                                     (1,000)              (5,000)
  expiring July 1998
  @ $37.19                                     (1,000)            (206,000)
Republic Industries, Inc.
  expiring May 1998
  @ $23.94                                     (2,000)            (777,980)
  @ $27.50                                     (1,000)            (123,000)
  expiring June 1998
  @ $25.75                                     (2,000)            (562,000)
  @ $26.50                                     (2,000)            (528,200)
  @ $28.38                                     (1,000)            (162,000)
SCI Systems, Inc.
  expiring May 1998
  @ $37.00                                     (2,000)            (964,000)
  expiring June 1998
  @ $41.75                                     (2,000)            (576,400)
Solectron Corp.
  expiring May 1998
  @ $38.63                                     (1,500)            (924,000)
  @ $39.25                                     (2,000)          (1,094,000)
  expiring June 1998
  @ $43.25                                     (1,500)            (550,500)
Sterling Commerce, Inc.
  expiring May 1998
  @ $43.38                                     (1,500)            (136,500)
  @ $45.25                                     (1,000)             (45,000)
  @ $46.50                                     (3,000)              (3,000)
  expiring June 1998
  @ $41.00                                     (1,000)            (326,000)


10


                                                          ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                     CONTRACTS (I)        VALUE
----------------------------------------------------------------------------
Tele-Communications, Inc. -
  Liberty Media Group
  expiring May 1998
  @ $16.25                                     (2,000)    $       (198,000)
  @ $16.25                                     (2,000)             (68,000)
  @ $16.38                                     (2,500)            (150,000)
  @ $16.44                                     (2,000)            (182,000)
  @ $16.50                                     (2,000)            (156,000)
  @ $16.63                                     (2,000)            (116,000)
  @ $17.00                                     (2,000)             (88,000)
  @ $17.25                                     (4,000)             (52,000)
  @ $29.13                                     (1,500)            (474,000)
  @ $30.75                                     (2,000)            (390,000)
  @ $32.00                                     (1,000)            (128,550)
  expiring June 1998
  @ $16.38                                     (1,000)             (90,000)
  @ $16.75                                     (2,000)            (138,000)
  @ $16.75                                     (1,000)             (72,000)
  @ $16.88                                     (3,000)            (246,000)
  @ $17.13                                     (2,000)            (144,000)
  @ $17.13                                     (1,500)            (103,500)
  @ $17.25                                     (2,000)            (144,000)
  @ $17.63                                     (1,500)             (55,500)
  @ $17.63                                     (1,500)             (85,500)
  @ $17.88                                     (2,000)             (96,000)
  @ $31.25                                     (1,500)            (330,000)
  @ $31.31                                     (1,500)            (276,945)
  @ $31.69                                     (1,000)            (211,560)
  expiring July 1998
  @ $17.13                                     (1,500)             (87,000)
Telecomunicacoes Brasileiras, SA
  expiring May 1998
  @ $126.00                                    (1,000)             (58,000)
  expiring June 1998
  @ $117.44                                    (1,000)          (1,001,000)
  @ $128.63                                    (1,000)            (409,000)
Tellabs, Inc.
  expiring May 1998
  @ $59.13                                     (1,500)          (1,779,405)
  @ $64.44                                     (1,000)            (728,000)
  @ $65.63                                     (1,500)            (999,000)
  expiring June 1998
  @ $67.66                                     (1,500)            (981,000)
  @ $69.50                                     (1,000)            (680,000)
  @ $71.50                                     (1,000)            (438,630)
Texas Instruments, Inc.
  expiring May 1998
  @ $52.50                                     (2,000)          (2,332,000)
  @ $52.88                                     (1,000)          (1,131,000)
  @ $53.38                                     (2,500)          (2,780,000)
  @ $53.63                                     (2,000)          (2,202,000)
  @ $53.75                                     (2,000)          (2,122,000)
  @ $54.75                                     (2,000)          (1,930,000)
  @ $55.00                                     (1,000)            (987,000)
  @ $56.00                                     (2,000)          (1,784,000)
  expiring June 1998
  @ $52.25                                     (2,000)          (2,514,000)
  @ $53.88                                     (2,000)          (2,202,000)
  @ $55.63                                     (2,000)          (1,910,000)
  @ $55.75                                     (1,500)          (1,384,500)
  @ $56.25                                     (2,000)          (1,912,000)
  @ $56.94                                     (2,000)          (1,764,000)
  @ $62.63                                     (2,000)          (1,056,000)
The Limited, Inc.
  expiring May 1998
  @ $28.63                                     (1,500)            (762,000)
  expiring June 1998
  @ $30.88                                     (2,000)            (668,000)
  @ $31.13                                     (2,000)            (584,000)
Travelers Group, Inc.
  expiring May 1998
  @ $60.63                                     (1,500)            (307,500)
  @ $62.88                                     (1,000)            (150,000)
  expiring June 1998
  @ $60.38                                     (1,000)            (395,000)
  @ $65.38                                     (2,500)            (322,500)
  @ $69.16                                     (1,000)             (43,000)


11


PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                     CONTRACTS (I)        VALUE
----------------------------------------------------------------------------
WorldCom, Inc.
  expiring May 1998
  @ $41.75                                     (2,000)    $       (364,000)
  @ $42.94                                     (1,000)            (123,000)
  @ $43.94                                     (2,000)            (152,000)
  expiring June 1998
  @ $44.75                                     (2,000)            (210,200)

Total Outstanding Call
   Options Written
  (premiums received
   69,219,160)                                                 (94,911,010)


                                                                 VALUE
----------------------------------------------------------------------------
TOTAL INVESTMENTS NET
  OF OUTSTANDING CALL
  OPTIONS WRITTEN -100.1%
  (cost $4,432,454,326)                                   $  6,213,587,198
  Other assets less liabilities-(0.1%)                          (6,234,655)

NET ASSETS-100%                                           $  6,207,352,543


(a)  Non-income producing security.

(b) Security on which options are written (shares subject to call have an aggregate market value of $2,686,569,341).

(c)  Country of origin--United Kingdom.

(d)  Country of origin--Luxembourg.

(e)  Swedish holding.

(f)  Country of origin--Canada.

(g) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998, these securities amounted to $34,554,575 or 0.6% of net assets.

(h)  Country of origin--Sweden.

(i)  One contract relates to 100 shares.

    Glossary:
    ADR - American Depositary Receipt


See notes to financial statements.


12


STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)                                 ALLIANCE GROWTH FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $4,501,673,486)     $ 6,308,498,208
  Cash                                                                1,569,860
  Receivable for shares of beneficial interest sold                  11,575,407
  Dividends and interest receivable                                   5,940,370
  Total assets                                                    6,327,583,845

LIABILITIES
  Outstanding call options written, at value
    (premiums received $69,219,160)                                  94,911,010
  Payable for investment securities purchased                        16,484,757
  Advisory fee payable                                                3,566,733
  Payable for shares of beneficial interest redeemed                  3,323,433
  Distribution fee payable                                              579,245
  Accrued expenses                                                    1,366,124
  Total liabilities                                                 120,231,302

NET ASSETS                                                      $ 6,207,352,543

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                         $         1,521
  Additional paid-in capital                                      4,007,328,591
  Net investment loss                                               (11,760,790)
  Accumulated net realized gain on investment transactions          430,732,778
  Net unrealized appreciation of investments, options and
    foreign currency denominated assets and liabilities           1,781,050,443
                                                                $ 6,207,352,543

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($982,831,459 /
    20,237,065 shares of beneficial interest issued and outstanding)     $48.57
  Sales charge--4.25% of public offering price                             2.16
  Maximum offering price                                                 $50.73

  CLASS B SHARES
  Net asset value and offering price per share ($4,352,300,592 /
    110,405,449 shares of beneficial interest issued and outstanding)    $39.42

  CLASS C SHARES
  Net asset value and offering price per share ($730,631,094 /
    18,526,365 shares of beneficial interest issued and outstanding)     $39.44

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($141,589,398 / 2,901,905 shares of beneficial interest issued and
     outstanding)                                                        $48.79


See notes to financial statements.


13


STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)                ALLIANCE GROWTH FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of
    $355,591)                                   $ 29,843,303
  Interest                                         6,561,439      $ 36,404,742

EXPENSES
  Advisory fee                                    19,548,755
  Distribution fee - Class A                       1,307,378
  Distribution fee - Class B                      19,421,252
  Distribution fee - Class C                       3,248,886
  Transfer agency                                  3,597,257
  Printing                                           439,795
  Custodian                                          231,841
  Registration                                       230,773
  Audit and legal                                     93,907
  Trustees' fees                                      16,848
  Miscellaneous                                       28,840
  Total expenses                                                    48,165,532
  Net investment loss                                              (11,760,790)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                     379,327,202
  Net realized gain on written options
    transactions                                                    65,871,720
  Net realized loss on foreign currency
    transactions                                                      (299,066)
  Net change in unrealized appreciation
    (depreciation) of:
    Investments                                                    542,161,639
    Written options                                                (65,928,857)
  Foreign currency denominated assets
    and liabilities                                                    (13,001)
  Net gain on investments and foreign
    currency transactions                                          921,119,637

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $909,358,847


See notes to financial statements.


14


STATEMENT OF CHANGES IN NET ASSETS                         ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                          SIX MONTHS ENDED        YEAR ENDED
                                           APRIL 30, 1998         OCTOBER 31,
                                             (UNAUDITED)             1997
                                          ----------------     ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment loss                     $   (11,760,790)     $  (35,548,097)
  Net realized gain on investments,
    options and foreign currency
    transactions                              444,899,856         431,215,641
  Net change in unrealized appreciation
    (depreciation) of investments,
    options, and foreign currency
    denominated assets and liabilities        476,219,781         669,531,008
  Net increase in net assets from
    operations                                909,358,847       1,065,198,552
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                   (52,161,970)        (14,927,840)
    Class B                                  (288,125,446)        (89,311,288)
    Class C                                   (48,125,286)        (14,500,115)
    Advisor Class                              (7,005,557)            (20,469)
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase                                630,842,321         714,151,085
  Total increase                            1,144,782,909       1,660,589,925

NET ASSETS
  Beginning of year                         5,062,569,634       3,401,979,709
  End of period                           $ 6,207,352,543      $5,062,569,634


See notes to financial statements.


15


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED)                                 ALLIANCE GROWTH FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth Fund (the "Fund"), a series of The Alliance Portfolios (the "Trust"), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.


1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities. Listed put and call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day.


2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when earned or accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.


16


                                                          ALLIANCE GROWTH FUND
_______________________________________________________________________________

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.


4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.


5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fee. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.


6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee equal to the annualized rate of .75% of the Fund's average daily net assets up to $3 billion, .70% of the next $1 billion of the Fund's average daily net assets, .65% of the next $1 billion of the Fund's average daily net assets, and .60% of the Fund's average daily net assets over $5 billion. Such fee is accrued daily and paid monthly.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $2,484,060 for the six months ended April 30, 1998.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $110,692 from the sales of Class A shares and $4,678, $1,776,856, and $56,341 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 1998.

Brokerage commissions paid on investment transactions for the six months ended April 30, 1998 amounted to $2,072,747, of which $5,000 was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.

Accrued expenses includes $137,324 owed to two of the trustees under the Trust's deferred compensation plan.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid


17


NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  ALLIANCE GROWTH FUND
_______________________________________________________________________________

monthly. The Trustees currently limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares.

The Fund is not obligated under the Agreement to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Agreement is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreement during any year may be more or less than its actual expenses. For this reason, the Agreement is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Agreement is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class.

The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $1,915,367,820 and $1,449,707,727, respectively, for the six months ended April 30, 1998. Purchases and sales amounted to zero and $8,932,812, respectively of U.S. government and government agency obligations for the six months ended April 30, 1998.

At April 30, 1998, the cost of investments for federal income tax purposes was $4,515,484,764. Accordingly, gross unrealized appreciation of investments was $1,878,596,515 and gross unrealized depreciation of investments was $85,583,071 resulting in net unrealized appreciation of $1,793,013,444.

1. OPTION TRANSACTIONS
For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.

18

                                                          ALLIANCE GROWTH FUND
_______________________________________________________________________________

Transactions in options written for the six months ended April 30, 1998 were as follows:

                                                     NUMBER OF
                                                     CONTRACTS      PREMIUMS
                                                    -----------   -----------
Options outstanding at beginning of year               264,700    $ 88,568,875
Options written                                        658,572     177,579,998
Options terminated in closing purchase transactions   (231,470)    (71,837,460)
Options expired                                       (204,760)    (58,178,485)
Options exercised                                     (235,392)    (66,913,768)
                                                      --------    ------------
Options outstanding at April 30, 1998                  251,650    $ 69,219,160


2. FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contract is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At April 30, 1998, the Fund had no outstanding forward exchange currency contracts.


19


NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  ALLIANCE GROWTH FUND
_______________________________________________________________________________

NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1998  OCTOBER 31, APRIL 30, 1998    OCTOBER 31,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            8,304,832     8,132,661    $377,360,796    $318,891,520
Shares issued
  in reinvestment of
  distributions        1,103,467       358,984      47,603,829      12,705,352
Shares converted
  from Class B           811,942     1,372,219      36,763,274      54,520,447
Shares redeemed       (7,799,391)   (6,355,236)   (355,916,241)   (250,784,867)
Net increase           2,420,850     3,508,628    $105,811,658    $135,332,452

CLASS B
Shares sold           10,638,017    23,967,815    $393,705,732    $771,661,032
Shares issued
  in reinvestment of
  distributions        7,650,992     2,307,390     268,621,380      67,883,610
Shares converted
  to Class A            (990,645)   (1,655,781)    (36,763,274)    (54,520,447)
Shares redeemed       (5,441,889)  (11,595,072)   (200,713,464)   (376,839,188)
Net increase          11,856,475    13,024,352    $424,850,374    $408,185,007

CLASS C
Shares sold            2,321,177     5,404,558     $86,118,815    $173,407,183
Shares issued
  in reinvestment of
  distributions        1,279,597       278,004      44,952,507       8,181,650
Shares redeemed       (1,574,832)   (2,988,645)    (58,165,865)    (97,513,487)
Net increase           2,025,942     2,693,917     $72,905,457     $84,075,346

ADVISOR CLASS
Shares sold              984,667     2,521,405     $44,862,844     $96,902,785
Shares issued
  in reinvestment of
  distributions          149,933           570       6,490,605          20,184
Shares redeemed         (528,401)     (253,380)    (24,078,617)    (10,364,689)
Net increase             606,199     2,268,595      27,274,832      86,558,280

20


FINANCIAL HIGHLIGHTS                                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            CLASS A
                                     ---------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                                           MAY 1, 1994
                                      APRIL 30,           YEAR ENDED OCT. 31,              TO       YEAR ENDED APRIL 30,
                                        1998         ----------------------------        OCT.31,   -------------------------
                                     (UNAUDITED)       1997        1996        1995      1994(A)     1994(B)    1993(B)
                                     ----------    ----------  ----------  ----------  ----------  ----------    ---------
Net asset value,
  beginning of period                  $43.95        $34.91      $29.48      $25.08      $23.89      $22.67        $20.31

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)              .06(c)       (.10)(c)     .05         .12         .09        (.01)(d)       .05(d)
Net realized and unrealized gain on
  investments, options and foreign
  currency transactions                  7.47         10.17        6.20        4.80        1.10        3.55          3.68
Net increase in net asset
  value from operations                  7.53         10.07        6.25        4.92        1.19        3.54          3.73

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                   -0-           -0-       (.19)       (.11)         -0-         -0-         (.14)
Distributions from net realized
  gains                                 (2.91)        (1.03)       (.63)       (.41)         -0-      (2.32)        (1.23)
Total dividends and distributions       (2.91)        (1.03)       (.82)       (.52)         -0-      (2.32)        (1.37)
Net asset value, end of period         $48.57        $43.95      $34.91      $29.48      $25.08      $23.89        $22.67

TOTAL RETURN
Total investment return based on
  net asset value (e)                   17.96%        29.54%      21.65%      20.18%       4.98%      15.66%        18.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                    $982,831      $783,110    $499,459    $285,161    $167,800    $102,406       $13,889
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                       1.17%(f)      1.26%(g)    1.30%       1.35%       1.35%(f)    1.40%         1.40%
  Expenses, before waivers/
    reimbursements                       1.17%(f)      1.26%(g)    1.30%       1.35%       1.35%(f)    1.46%         1.84%
Net investment income (loss)              .24%(f)      (.25)%       .15%        .56%        .86%(f)     .32%          .20%
Portfolio turnover rate                    27%           48%         46%         61%         24%         87%          124%


See footnote summary on page 24.


21


FINANCIAL HIGHLIGHTS (CONTINUED)                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS B
                                     ---------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                                           MAY 1, 1994
                                      APRIL 30,           YEAR ENDED OCT. 31,              TO       YEAR ENDED APRIL 30,
                                        1998         ----------------------------        OCT.31,   -------------------------
                                     (UNAUDITED)       1997        1996        1995      1994(A)     1994(B)    1993(B)
                                     ----------    ----------  ----------  ----------  ----------  ----------    ---------
Net asset value,
  beginning of period                  $36.31        $29.21      $24.78      $21.21       $20.27      $19.68       $18.16

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)            (.09)(c)       (.31)(c)    (.12)       (.02)         .01        (.07)(c)(d)  (.06)(d)
Net realized and unrealized gain on
  investments, options and foreign
  currency transactions                  6.11          8.44        5.18        4.01          .93        2.98         3.23
Net increase in net asset
  value from operations                  6.02          8.13        5.06        3.99          .94        2.91         3.17

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                   -0-           -0-         -0-       (.01)          -0-         -0-        (.03)
Distributions from net realized
  gains                                 (2.91)        (1.03)       (.63)       (.41)          -0-      (2.32)       (1.62)
Total dividends and distributions       (2.91)        (1.03)       (.63)       (.42)          -0-      (2.32)       (1.65)
Net asset value, end of period         $39.42        $36.31      $29.21      $24.78       $21.21      $20.27       $19.68

TOTAL RETURN
Total investment return based on
  net asset value (e)                   17.56%        28.64%      20.82%      19.33%        4.64%      14.79%       18.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                  $4,352,301    $3,578,806  $2,498,097  $1,502,020     $751,521    $394,227      $56,704
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                       1.88%(f)      1.96%(g)    1.99%       2.05%        2.05%(f)    2.10%        2.15%
  Expenses, before waivers/
    reimbursements                       1.88%(f)      1.96%(g)    1.99%       2.05%        2.05%(f)    2.13%        2.52%
Net investment income (loss)             (.47)%(f)     (.94)%      (.54)%      (.15)%        .16%(f)    (.36)%       (.53)%
Portfolio turnover rate                    27%           48%         46%         61%          24%         87%         124%


See footnote summary on page 24.


22


                                                          ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS C
                                            --------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                             MAY 1, 1994    AUGUST 2,
                                             APRIL 30,            YEAR ENDED OCTOBER 31,             TO        1993(H) TO
                                               1998        ----------------------------------    OCTOBER 31,   APRIL 30,
                                            (UNAUDITED)        1997         1996       1995        1994(A)       1994
                                            -----------    -----------  -----------  --------  -------------   ----------
Net asset value, beginning of period          $36.33         $29.22       $24.79       $21.22       $20.28       $21.47

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (.09)(c)       (.31)(c)     (.12)        (.03)         .01         (.02)(d)
Net realized and unrealized gain on
  investments, options and foreign
  currency transactions                         6.11           8.45         5.18         4.02          .93         1.15
Net increase in net asset value from
  operations                                    6.02           8.14         5.06         3.99          .94         1.13

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                          -0-            -0-          -0-        (.01)          -0-          -0-
Distributions from net realized
  gains                                        (2.91)         (1.03)        (.63)        (.41)          -0-       (2.32)
Total dividends and distributions              (2.91)         (1.03)        (.63)        (.42)          -0-       (2.32)
Net asset value, end of period                $39.44         $36.33       $29.22       $24.79       $21.22       $20.28

TOTAL RETURN
Total investment return based on
  net asset value (e)                          17.55%         28.66%       20.81%       19.32%        4.64%        5.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $730,631       $599,449     $403,478     $226,662     $114,455      $64,030
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.88%(f)       1.97%(g)     2.00%        2.05%        2.05%(f)     2.10%(f)
  Expenses, before waivers/
    reimbursements                              1.88%(f)       1.97%(g)     2.00%        2.05%        2.05%(f)     2.13%(f)
Net investment income (loss)                    (.47)%(f)      (.95)%       (.55)%       (.15)%        .16%(f)     (.31)%(f)
Portfolio turnover rate                           27%            48%          46%          61%          24%          87%


See footnote summary on page 24.


23


FINANCIAL HIGHLIGHTS (CONTINUED)                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                        ADVISOR CLASS
                                          ----------------------------------------
                                           SIX MONTHS
                                             ENDED                     OCTOBER 2,
                                            APRIL 30,     YEAR ENDED   1996(H) TO
                                             1998         OCTOBER 31,  OCTOBER 31,
                                          (UNAUDITED)         1997         1996
                                          ------------    -----------  -----------
Net asset value, beginning of period          $44.08       $34.91       $34.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                     .12(c)      (.05)(c)       -0-
Net realized and unrealized gain on
  investments, options and foreign
  currency transactions                         7.50        10.25          .77
Net increase in net asset value from
  operations                                    7.62        10.20          .77

LESS: DISTRIBUTIONS
Distributions from net realized gains          (2.91)       (1.03)          -0-
Net asset value, end of period                $48.79       $44.08       $34.91

TOTAL RETURN
Total investment return based on net
  asset value (e)                              18.12%       29.92%        2.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $141,589     $101,205         $946
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .87%(f)      .98%(g)     1.26%(f)
  Expenses, before waivers/
    reimbursements                               .87%(f)      .98%(g)     1.26%(f)
  Net investment income (loss)                   .55%(f)     (.12)%        .50%(f)
Portfolio turnover rate                           27%          48%          46%


(a)  The Fund changed its fiscal year end from April 30 to October 31.

(b) Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became investment adviser for the Trust.

(c)  Based on average shares outstanding.

(d)  Net of fees waived and expenses reimbursed by the Adviser.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g) Ratio reflects expenses grossed up for expense offset arrangement with the transfer agent. For the year ended October 31, 1997, the ratios of expenses net of waiver/reimbursements and before waiver/reimbursements were 1.25%, 1.95%, 1.95% and .96% for Class A, B, C and Advisor Class shares, respectively.

(h)  Commencement of distribution.


24


                                                          ALLIANCE GROWTH FUND
_______________________________________________________________________________

TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
RICHARD W. COUPER (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
TYLER J. SMITH, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-2624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.

25


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
   U.S. Government Portfolio
   Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
   California Portfolio
   Insured California Portfolio
   Insured National Portfolio
   National Portfolio
   New York Portfolio
Alliance Municipal Income Fund II
   Arizona Portfolio
   Florida Portfolio
   Massachusetts Portfolio
   Michigan Portfolio
   Minnesota Portfolio
   New Jersey Portfolio
   Ohio Portfolio
   Pennsylvania Portfolio
   Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
   Government Portfolio
   Prime Portfolio
   Tax-Free Portfolio
   Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
   California Portfolio
   Connecticut Portfolio
   Florida Portfolio
   General Portfolio
   Massachusetts Portfolio
   New Jersey Portfolio
   New York Portfolio
   Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
   Prime Portfolio
   Government Portfolio
   General Municipal Portfolio


26


ALLIANCE GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GFSR